CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net (loss) income	$ 403,000,000	$ 51,000,000	$ 40,000,000
Adjustments for the following non-cash items:
Depreciation	819,000,000	782,000,000	781,000,000
Foreign exchange and unrealized financial instruments (loss) gain	(34,000,000)	(46,000,000)	4,000,000
Share of earnings from equity-accounted investments	68,000,000	2,000,000	0
Deferred income tax (recovery) expense	89,000,000	(49,000,000)	97,000,000
Other non-cash items	53,000,000	(6,000,000)	27,000,000
Dividends received from equity-accounted investments	42,000,000	31,000,000	6,000,000
Changes in due to or from related parties	3,000,000	5,000,000	11,000,000
Net change in working capital balances	(68,000,000)	(25,000,000)	(137,000,000)
Cash Flows From (Used In) Operating Activities	1,103,000,000	928,000,000	632,000,000
Financing activities
Long-term debt - borrowings	3,261,000,000	1,874,000,000	3,477,000,000
Long-term debt - repayments	(3,527,000,000)	(1,607,000,000)	(1,975,000,000)
Capital contributions from participating non-controlling interests - in operating subsidiaries	(307,000,000)	(294,000,000)	(2,621,000,000)
Acquisition of Isagen from non-controlling interests	0	(5,000,000)	(1,540,000,000)
Issuance of preferred limited partnership units	196,000,000	187,000,000	147,000,000
Issuance of LP Units	0	(411,000,000)	(657,000,000)
Repurchase of LP Units	(51,000,000)	0	0
Distributions paid:
To participating non-controlling interests - in operating subsidiaries	(553,000,000)	(539,000,000)	(119,000,000)
To preferred shareholders	(26,000,000)	(25,000,000)	(25,000,000)
To preferred limited partners' unitholders	(37,000,000)	(26,000,000)	(12,000,000)
To unitholders of Brookfield Renewable or BRELP	(643,000,000)	(591,000,000)	(522,000,000)
Borrowings from related party	200,000,000	0	0
Repayments to related party	(200,000,000)	0	0
Cash Flows From Used In Financing Activities	(1,080,000,000)	(27,000,000)	2,709,000,000
Investing activities
Acquisitions net of cash and cash equivalents in acquired entity	(39,000,000)	377,000,000	(2,769,000,000)
Investment in equity accounted investments	(420,000,000)	(439,000,000)	0
Investment in property, plant and equipment	(235,000,000)	(355,000,000)	(369,000,000)
Proceeds from disposal of assets	23,000,000	150,000,000	0
Disposal of (investment in) securities	27,000,000	(77,000,000)	(60,000,000)
Restricted cash and other	20,000,000	16,000,000	7,000,000
Cash Flows From Used In Investing Activities	(624,000,000)	(328,000,000)	(3,191,000,000)
Foreign exchange gain on cash	(17,000,000)	3,000,000	10,000,000
Net Change In Cash Classified Within Assets Held For Sale	(8,000,000)	0	0
Cash and cash equivalents
Increase (decrease)	(618,000,000)	576,000,000	160,000,000
Balance, beginning of period	799,000,000	223,000,000	63,000,000
Balance, end of period	173,000,000	799,000,000	223,000,000
Supplemental cash flow information:
Interest paid	665,000,000	611,000,000	588,000,000
Interest received	22,000,000	27,000,000	40,000,000
Income taxes paid	68,000,000	48,000,000	55,000,000
Non-controlling interests [member]
Operating activities
Net (loss) income	403,000,000	51,000,000	40,000,000
Participating Non-controlling Interests Operating Subsidiaries
Operating activities
Net (loss) income	297,000,000	53,000,000	65,000,000
Financing activities
Capital contributions from participating non-controlling interests - in operating subsidiaries	(307,000,000)	(294,000,000)	(2,621,000,000)
Issuance of preferred limited partnership units	0
Preferred equity
Operating activities
Net (loss) income	26,000,000	26,000,000	25,000,000
Financing activities
Capital contributions from participating non-controlling interests - in operating subsidiaries	0	$ 0	$ 0
Issuance of preferred limited partnership units	$ 0